FINANCIAL DEBT - Deutsche Bank Loan, IDB Loan and Other bank loans (Details) $ in Thousands, $ in Millions	Jan. 07, 2020 USD ($)	Aug. 20, 2019 USD ($)	Jul. 11, 2019 USD ($) installment	Jun. 07, 2019 USD ($)	May 29, 2019 USD ($) installment	Nov. 08, 2018 USD ($) installment	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)	Dec. 31, 2018 ARS ($)	Nov. 14, 2018 USD ($)
Financial Debt.
Principal amount					$ 300,000		$ 289,676,000
Financial debt								$ 151,996	$ 122,012
Fixed interest rate
Financial Debt.
Annual rate of interest							6.45%	6.45%
Deutsche Bank Loan
Financial Debt.
Principal amount						$ 200,000				$ 100,000
Borrowing term						42 months
Half-yearly installments | installment						6
Semi-annual equal installments equivalent to disbursed amount (as a percent)						12.50%
Semi-annual equal installments equivalent to initial borrowing (as a percent)						25.00%
Financial debt							$ 224,000	$ 13,430
Deutsche Bank Loan | LIBOR
Financial Debt.
Applicable margin on LIBOR						4.50%
IDB Loan
Financial Debt.
Principal amount			$ 25,000
Gross proceeds				$ 75,000
Loan proceeds			24,550	74,150
Debt issuance cost			$ 450	$ 850
Half-yearly installments | installment			6		10
Financial debt							99,000	$ 5,953
IDB Loan | LIBOR
Financial Debt.
Applicable margin on LIBOR			4.60%		4.90%
Bank ICBC
Financial Debt.
Principal amount							$ 3,200
Annual rate of interest							6.00%	6.00%
Bank Itau
Financial Debt.
Principal amount							$ 1,100
Annual rate of interest							5.00%	5.00%
Bank MACRO
Financial Debt.
Principal amount							$ 4,400
Annual rate of interest							6.00%	6.00%
Banco Galicia
Financial Debt.
Principal amount							$ 8,400
Financial debt							$ 17,600	$ 1,055
Banco Macro
Financial Debt.
Financial debt		$ 10,000
Amount of loan paid		10,600
Interest amount repaid		$ 600
Maximum | Deutsche Bank Loan
Financial Debt.
Principal amount						$ 300,000
Repayment of loan | Bank MACRO
Financial Debt.
Amount of loan paid	$ 4,600
Principal amount repaid	4,400
Interest amount repaid	$ 200